Note 3 - Property and Equipment - Property and Equipment, net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, gross	$ 670,246	$ 670,246
Accumulated depreciation and amortization	(615,418)	(586,638)
Property and equipment, net	54,828	83,608
Laboratory Equipment [Member]
Property and equipment, gross	525,956	525,956
Leasehold Improvements [Member]
Property and equipment, gross	115,605	115,605
Other Furniture Fixtures And Equipment [Member]
Property and equipment, gross	$ 28,685	$ 28,685